Debt	12 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Debt
Company’s consolidated debt consists of the following:

	September 30, 2017		September 30, 2016
	Amount	Rate	Amount	Rate	Interest Rate
HRG
7.875% Senior Secured Notes, due July 15, 2019	$864.4	7.9%	$864.4	7.9%	Fixed rate
7.75% Senior Unsecured Notes, due January 15, 2022	890.0	7.8%	890.0	7.8%	Fixed rate
HGI Funding
2017 Loan, due July 13, 2018	50.0	3.7%	—	—%	Variable rate, see below
HGI Energy
HGI Energy Notes, due June 30, 2018*	92.0	1.5%	92.0	0.7%	Fixed rate
	1,896.4		1,846.4
Spectrum Brands
USD Term Loan, due June 23, 2022	1,244.2	3.4%	1,005.5	3.6%	Variable rate, see below
CAD Term Loan, due June 23, 2022	59.0	4.9%	54.9	4.6%	Variable rate, see below
Euro Term Loan, due June 23, 2022	—	—%	63.0	3.5%	Variable rate, see below
6.375% Notes, due November 15, 2020	—	—%	129.7	6.4%	Fixed rate
6.625% Notes, due November 15, 2022	570.0	6.6%	570.0	6.6%	Fixed rate
6.125% Notes, due December 15, 2024	250.0	6.1%	250.0	6.1%	Fixed rate
5.75% Notes, due July 15, 2025	1,000.0	5.8%	1,000.0	5.8%	Fixed rate
4.00% Notes, due October 1, 2026	500.9	4.0%	477.0	4.0%	Fixed rate
Other notes and obligations	4.7	8.0%	3.9	7.5%	Variable rate
Obligations under capital leases	199.7	5.7%	67.4	5.3%	Various
Salus
Unaffiliated long-term debt of consolidated variable-interest entity	28.9	—%	39.7	—%	Variable rate, see below
Long-term debt of consolidated variable-interest entity with FGL*	48.1	—%	65.9	—%	Variable rate, see below
Unaffiliated secured borrowings under non-qualifying loan participations	—	—%	2.0	—%	Fixed rate
Total	5,801.9		5,575.4
Original issuance discounts on debt, net of premiums	(20.7)		(22.8)
Unamortized debt issue costs	(76.1)		(87.0)
Total debt	5,705.1		5,465.6
Less current maturities and short-term debt	161.4		239.3
Non-current portion of debt	$5,543.7		$5,226.3

* The debt balances included in the accompanying Consolidated Balance Sheets and in the table above reflect transactions between the businesses held for sale and businesses held for use that are expected to continue to exist after the completion of any disposition resulting from the FGL Merger and Front Street Sale. Such transactions are not eliminated in the accompanying Consolidated Financial Statements in order to appropriately reflect the continuing operations and balances held for sale.
Aggregate scheduled maturities of debt and capital lease obligations as of September 30, 2017 are as follows:

Fiscal Year	Capital lease obligations	HRG debt - Parent Only	Consolidated
2018	$6.3	$—	$161.4
2019	7.4	864.4	889.5
2020	7.8	—	20.9
2021	9.9	—	100.0
2022	7.6	890.0	2,148.4
Thereafter	160.7	—	2,481.7
Long-term debt	$199.7	$1,754.4	$5,801.9

HRG
7.875% Notes
As of September 30, 2017 and 2016, the Company had an outstanding balance of $864.4 of 7.875% senior secured notes due 2019 (the “7.875% Notes”). Interest on the 7.875% Notes is payable semiannually, in January and July.
Until January 15, 2018, the Company may redeem some or all of the 7.875% Notes at certain fixed redemption prices expressed as percentages of the principal amount, plus accrued and unpaid interest. At any time on or after January 15, 2018, the Company may redeem some or all of the 7.875% Notes at 100% of the principal amount plus accrued and unpaid interest.
The indenture governing the 7.875% Notes contains covenants limiting, among other things, and subject to certain qualifications and exceptions, the Company’s ability, and, in certain cases, the ability of the Company’s subsidiaries, to incur additional indebtedness; create liens; engage in sale-leaseback transactions; pay dividends or make distributions in respect of capital stock; make certain restricted payments; sell assets; engage in transactions with affiliates; or consolidate or merge with, or sell substantially all of the Company’s assets to, another person. The Company is also required to maintain compliance with certain financial tests, including minimum liquidity and collateral coverage ratios that are based on the fair market value of the collateral, including the Company’s equity interests in Spectrum Brands and its other subsidiaries such as HGI Funding. At September 30, 2017, the Company was in compliance with all covenants under the indenture governing the 7.875% Notes.
7.75% Notes
As of September 30, 2017 and 2016, the Company had an outstanding balance of $890.0 of 7.75% senior notes due 2022 (the “7.75% Notes”). Interest on the 7.75% Notes is payable semiannually, in January and July.
Until January 15, 2020, the Company may redeem the 7.75% Notes at certain fixed redemption prices expressed as a percentage of the principal amount, plus accrued and unpaid interest. At any time on or after January 15, 2020, the Company may redeem some or all of the 7.75% Notes at 100.0% of the principal amount plus accrued and unpaid interest.
HGI Funding
2017 Loan
On January 13, 2017, the Company, through a wholly-owned subsidiary of HGI Funding, entered into a loan agreement, pursuant to which it may borrow up to an aggregate amount of $150.0 (the “2017 Loan”). The 2017 Loan bears interest at an adjusted International Exchange London Interbank Offered Rate (“LIBOR”), plus 2.35% per annum, payable quarterly and a commitment fee of 75 bps. The 2017 Loan matures on July 13, 2018, with an option for early termination by the borrower. At September 30, 2017, the 2017 Loan was secured by 4.2 million shares of Spectrum Brands owned by a subsidiary of HGI Funding. The Company incurred $1.1 of financing costs in connection with the 2017 Loan. As of September 30, 2017, the Company had drawn $50.0 under the 2017 Loan. The 2017 Loan contains a customary mandatory prepayment clause, which requires the borrower to pay back any amounts borrowed under the 2017 Loan if certain events occur, including, but not limited to, a breach of the terms of the agreement by the borrower, a change of control of the borrower or the issuer of the pledged securities or a delisting of the pledged securities.
HGI Energy
In February 2013, in connection with the Company’s acquisition of an interest in Compass, HGI Energy entered into note purchase agreements with FGL and Front Street for $100.0 notional aggregate principal amount due February 14, 2021 (the “Old HGI Energy Notes”). The Old HGI Energy Notes to FGL earned interest at 9.0% per annum, payable semi-annually in arrears on January 1 and July 1. Following the Compass Sale, the Old HGI Energy Notes were canceled and replaced with $92.0 notional aggregate amount of new notes of HGI Energy (the “HGI Energy Notes”), which were then transferred from FGL to a reinsurance funds withheld account at Front Street, for which Front Street bears the economic risk. As a result of the transaction, HGI Energy recognized $8.0 gain on the extinguishment of debt included in “Other (expense) income, net” in accompanying Consolidated Statements of Operations, while FGL and Front Street recognized $8.0 of net investment loss included in “Income (loss) from discontinued operations, net of tax” in the accompanying Consolidated Statements of Operations.
On May 8, 2017, the HGI Energy Notes were amended to (i) extend the stated maturity date to the earlier of (x) June 30, 2018 and (y) five business days following the date of any occurrence of acquisition of ownership, directly or indirectly, beneficially or of record, by any person or group, other than HRG or its subsidiaries, of common stock representing more than 50.0% of FGL’s issued an outstanding common stock; and (ii) increase the rate of interest paid by the HGI Energy Notes from 0.7% to 1.5%, effective August 22, 2017.
Spectrum Brands
Term Loans and Revolver Facility
On June 23, 2015, Spectrum Brands, Inc., a subsidiary of Spectrum Brands (“SBI”) entered into term loan facilities pursuant to a Senior Credit Agreement consisting of (i) a $1,450.0 U.S. dollar denominated term loan facility due June 23, 2022 (the “USD Term Loan”), (ii) a $75.0 CAD term loan due June 23, 2022 (“CAD Term Loan”) and (iii) a €300.0 Euro denominated term loan facility due June 23, 2022 (“Euro Term Loan” and together with “USD Term Loan” and “CAD Term Loan”, the “Term Loans”) and (iv) entered into a $500.0 Revolver Facility due June 23, 2020 (the “Revolver Facility”). The proceeds from the Term Loans and draws on the Revolver were used to repay SBI’s then-existing senior term credit facility, repay SBI’s outstanding 6.75% senior unsecured notes due 2020 (the “6.75% Notes”), repay and replace SBI’s then-existing asset based revolving loan facility, and to pay fees and expenses in connection with the refinancing and for general corporate purposes.
On October 6, 2016, Spectrum Brands entered into the first amendment to the Credit Agreement under its Term Loans and Revolver Facility (the “Credit Agreement”) reducing the interest rate margins applicable to the USD Term Loan to either adjusted LIBOR, subject to a 0.75% floor plus margin of 2.50% per annum, or base rate with a 1.75% floor plus margin of 1.50% per annum. Spectrum Brands recognized $1.0 of costs in connection with amending the Credit Agreement that has been recognized as interest expense.
On March 6, 2017, Spectrum Brands entered into a second amendment to the Credit Agreement expanding the overall capacity of the Revolver Facility to $700.0, reducing the interest rate margin to either adjusted LIBOR plus margin ranging from 1.75% to 2.25%, or base rate plus margin ranging from 0.75% to 1.25%, reducing the commitment fee to 35bps, and extending the maturity to March 2022. Spectrum Brands recognized $2.6 of costs in connection with amending the cash revolver that has been deferred as debt issuance costs.
On April 7, 2017, Spectrum Brands entered into a third amendment to the Credit Agreement reducing the interest rate margins applicable to the USD Term Loans to either adjusted LIBOR plus margin of 2.00% per annum, or base rate plus margin of 1.00%. Spectrum Brands recognized $0.6 of costs in connection with amending the Credit Agreement that has been recognized as interest expense.
On May 16, 2017, Spectrum Brands entered into a fourth amendment to the Credit Agreement increasing its USD Term Loan by $250.0 of incremental borrowings and removing the floor which both LIBOR and base rates were subject to. Spectrum Brands recognized $2.7 as costs in connection with the increased borrowing that has been deferred as debt issuance costs.
On May 24, 2017, Spectrum Brands extinguished its Euro Term Loan and recognized non-cash interest expense of $0.6 for previously deferred debt issuance costs in connection with the extinguishment.
Following the amendments to the Credit Agreement (discussed above), the Term Loans and Revolver Facility are subject to variable interest rates, (i) the USD Term Loan is subject to either adjusted LIBOR, plus margin of 2.00% per annum, or base rate plus margin of 1.00% per annum; (ii) the CAD Term Loan is subject to either Canadian Dollar Offered Rate, subject to a 0.75% floor plus 3.50% per annum, or base rate with a 1.75% floor plus 2.50% per annum; (iii) the Euro Term Loan was subject to either Euro Interbank Offered Rate, subject to a 0.75% floor plus 2.75% per annum; and (iv) the Revolver Facility is subject to either adjusted LIBOR plus margin ranging from 1.75% to 2.25% per annum, or base rate plus margin ranging from 0.75% to 1.25% per annum.
Subject to certain mandatory prepayment events, the Term Loans are subject to repayment according to scheduled amortizations, with the final payments of all amounts outstanding, plus accrued and unpaid interest, due at maturity. The Senior Credit Agreement contains customary affirmative and negative covenants, including, but not limited to, restrictions on SBI and its restricted subsidiaries’ ability to incur indebtedness, create liens, make investments, pay dividends or make certain other distributions, and merge or consolidate or sell assets, in each case subject to certain exceptions set forth in the Senior Credit Agreement.
The Credit Agreement, solely with respect to the Revolver Facility, contains a financial covenant test on the last day of each fiscal quarter on the maximum total leverage ratio. This is calculated as the ratio of (i) the principal amount of third party debt for borrowed money (including unreimbursed letter of credit drawings), capital leases and purchase money debt, at period-end, less cash and cash equivalents, to (ii) adjusted EBITDA for the trailing twelve months. The maximum total leverage ratio should be no greater than 6.0 to 1.0. As of September 30, 2017, Spectrum Brands was in compliance with all covenants under the Credit Agreement.
Pursuant to a guarantee agreement, SB/RH Holdings, LLC (“SB/RH Holdings”), a wholly-owned subsidiary of Spectrum Brands, and the material wholly-owned domestic subsidiaries of SBI have guaranteed SBI’s obligations under the Senior Credit Agreement and related loan documents. Pursuant to a security agreement, SBI and such subsidiary guarantors have pledged substantially all of their respective assets to secure such obligations and, in addition, SB/RH Holdings has pledged the capital stock of SBI to secure such obligations. The Senior Credit Agreement also provides for customary events of default including payment defaults and cross-defaults to other material indebtedness.
In connection with the Revolver Facility, SBI incurred $5.7 of fees that were capitalized as debt issuance costs and are being amortized over the remaining life of the Revolver Facility. As of September 30, 2017, SBI had aggregate borrowing availability of $680.5, net of outstanding letters of credit of $18.0 and a $1.5 allocated to a foreign subsidiary of Spectrum Brands.
4.00% Notes
On September 20, 2016, SBI issued €425.0 aggregate principal amount of the 4.00% Notes due October 1, 2026 (“4.00% Notes”). The 4.00% Notes are guaranteed by SB/RH Holdings as well as by SBI’s existing and future domestic subsidiaries.
SBI may redeem all or a part of the 4.00% Notes, at any time on or after October 1, 2021 at specified redemption prices. In addition, prior to October 1, 2021, SBI may redeem the notes at a redemption price equal to 100% of the principal amounts plus a “make-whole” premium. SBI is also entitled to redeem up to 35% of the aggregate principal amount of the notes before October 1, 2019 with an amount of cash equal to the net proceeds that SBI raises in equity offerings at specified redemption prices. Further, the indenture governing the 4.00% Notes (the “2026 Indenture”) requires SBI to make an offer, in cash, to repurchase all or a portion of the applicable outstanding notes for a specified redemption price, including a redemption premium, upon the occurrence of a change of control of SBI, as defined in the 2026 Indenture.
The 2026 Indenture contains customary covenants that limit, among other things, the incurrence of additional indebtedness, payment of dividends on or redemption or repurchase of equity interests, the making of certain investments, expansion into unrelated businesses, creation of liens on assets, merger or consolidation with another company, transfer or sale of all or substantially all assets, and transactions with affiliates.
In addition, the 2026 Indenture provides for customary events of default, including failure to make required payments, failure to comply with certain agreements or covenants, failure to make payments when due or on acceleration of certain other indebtedness, and certain events of bankruptcy and insolvency. Events of default under the 2026 Indenture arising from certain events of bankruptcy or insolvency will automatically cause the acceleration of the amounts due under the 4.00% Notes. If any other event of default under the 2026 Indenture occurs and is continuing, the trustee for the 2026 Indenture or the registered holders of at least 25% in the then aggregate outstanding principal amount of the 4.00% Notes, may declare the acceleration of the amounts due under those notes.
Spectrum Brands recorded $7.7 of fees in connection with the offering of the 4.00% Notes during Fiscal 2016, which have been capitalized as debt issuance costs and are being amortized over the remaining life of the 4.00% Notes.
5.75% Notes
On May 20, 2015, in connection with the acquisition of the Armored AutoGroup Parent Inc. (“AAG”) Business, SBI issued $1,000.0 aggregate principal amount of 5.75% senior notes due July 15, 2025 (the “5.75% Notes”) at par value. The 5.75% Notes are guaranteed by SB/RH Holdings, as well as by SBI’s existing and future domestic subsidiaries.
SBI may redeem all or a part of the 5.75% Notes, at any time on or after July 15, 2020, at specified redemption prices. In addition, prior to July 15, 2020, SBI may redeem the notes at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. SBI is also entitled to redeem up to 35% of the aggregate principal amount of the notes before July 15, 2018 with an amount of cash equal to the net proceeds that SBI raises in equity offerings at specified redemption prices. Further, the indenture governing the 5.75% Notes (the “2025 Indenture”) requires SBI to make an offer, in cash, to repurchase all or a portion of the applicable outstanding notes for a specified redemption price, including a redemption premium, upon the occurrence of a change of control of SBI, as defined in the 2025 Indenture.
The 2025 Indenture contains customary covenants that limit, among other things, the incurrence of additional indebtedness, payment of dividends on or redemption or repurchase of equity interests, the making of certain investments, expansion into unrelated businesses, creation of liens on assets, merger or consolidation with another company, transfer or sale of all or substantially all assets, and transactions with affiliates.
In addition, the 2025 Indenture provides for customary events of default, including failure to make required payments, failure to comply with certain agreements or covenants, failure to make payments when due or on acceleration of certain other indebtedness, and certain events of bankruptcy and insolvency. Events of default under the 2025 Indenture arising from certain events of bankruptcy or insolvency will automatically cause the acceleration of the amounts due under the 5.75% Notes. If any other event of default under the 2025 Indenture occurs and is continuing, the trustee for the 2025 Indenture or the registered holders of at least 25% in the then aggregate outstanding principal amount of the 5.75% Notes, may declare the acceleration of the amounts due under those notes.
Spectrum Brands recorded $19.7 of fees in connection with the offering of the 5.75% Notes, which have been capitalized as debt issuance costs and are being amortized over the remaining life of the 5.75% Notes.
6.125% Notes
On December 4, 2014, SBI issued $250.0 aggregate principal amount of 6.125% Notes at par value, due December 15, 2024 (the “6.125% Notes”). The 6.125% Notes are guaranteed by SB/RH Holdings, as well as by SBI’s existing and future domestic subsidiaries.
SBI may redeem all or a part of the 6.125% Notes, at any time on or after December 15, 2019, at specified redemption prices. Prior to December 15, 2019, SBI may redeem the notes at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. SBI is also entitled to redeem up to 35% of the aggregate principal amount of the notes before December 15, 2017 with an amount of cash equal to the net proceeds that SBI raises in equity offerings at specified redemption prices. Further, the indenture governing the 6.125% Notes (the “2024 Indenture”) requires SBI to make an offer, in cash, to repurchase all or a portion of the applicable outstanding notes for a specified redemption price, including a redemption premium, upon the occurrence of a change of control of SBI, as defined in the 2024 Indenture.
The 2024 Indenture contains customary covenants that limit, among other things, the incurrence of additional indebtedness, payment of dividends on or redemption or repurchase of equity interests, the making of certain investments, expansion into unrelated businesses, creation of liens on assets, merger or consolidation with another company, transfer or sale of all or substantially all assets, and transactions with affiliates.
In addition, the 2024 Indenture provides for customary events of default, including failure to make required payments, failure to comply with certain agreements or covenants, failure to make payments when due or on acceleration of certain other indebtedness, and certain events of bankruptcy and insolvency. Events of default under the 2024 Indenture arising from certain events of bankruptcy or insolvency will automatically cause the acceleration of the amounts due under the 6.125% Notes. If any other event of default under the 2024 Indenture occurs and is continuing, the trustee for the 2024 Indenture or the registered holders of at least 25% in the then aggregate outstanding principal amount of the 6.125% Notes, may declare the acceleration of the amounts due under those notes.
Spectrum Brands recorded $4.6 of fees in connection with the offering of the 6.125% Notes, which have been capitalized as debt issuance costs and are being amortized over the remaining life of the 6.125% Notes.
6.375% Notes and 6.625% Notes
On December 17, 2012, in connection with the acquisition of Hardware & Home Improvement (“HHI”) business, Spectrum Brands assumed $520.0 aggregate principal amount of 6.375% Notes at par value, due November 15, 2020, and $570.0 aggregate principal amount of 6.625% Notes, due November 15, 2022 (the “6.625% Notes”). In connection with the issuance of the 4.00% Notes previously discussed, Spectrum Brands repurchased $390.3 aggregate principal amount of the 6.375% Notes in a cash tender offer. In connection with the tender, Spectrum Brands recognized $6.5 of fees and expenses and a $15.6 tender premium as interest expense; and wrote off $5.8 of previously capitalized debt issuance costs as a non-cash charge to interest expense during Fiscal 2016. On October 20, 2016, Spectrum Brands redeemed the remaining outstanding aggregate principal on the 6.375% Notes of $129.7 with a make whole premium of $4.6 recognized as interest expense and $1.9 in non-cash interest expense for previously deferred debt issuance costs for Fiscal 2017. The 6.625% Notes are unsecured and guaranteed by SB/RH Holdings, as well as by existing and future domestic restricted subsidiaries.
Spectrum Brands may redeem all or a part of the 6.625% Notes, upon not less than 30 or more than 60 days notice, at specified redemption prices. Further, the indenture governing the 6.625% Notes (the “2020/22 Indenture”) requires Spectrum Brands to make an offer, in cash, to repurchase all or a portion of the applicable outstanding notes for a specified redemption price, including a redemption premium, upon the occurrence of a change of control of Spectrum Brands, as defined in such indenture. Subsequent to Fiscal 2017 and effective November 15, 2017, the 6.625% Notes became callable by Spectrum Brands.
The 2020/22 Indenture contains customary covenants that limit, among other things, the incurrence of additional indebtedness, payment of dividends on or redemption or repurchase of equity interests, the making of certain investments, expansion into unrelated businesses, creation of liens on assets, merger or consolidation with another company, transfer or sale of all or substantially all assets, and transactions with affiliates.
In addition, the 2020/22 Indenture provides for customary events of default, including failure to make required payments, failure to comply with certain agreements or covenants, failure to make payments when due or on acceleration of certain other indebtedness, and certain events of bankruptcy and insolvency. Events of default under the 2020/22 Indenture arising from certain events of bankruptcy or insolvency will automatically cause the acceleration of the amounts due under the 6.625% Notes. If any other event of default under the 2020/22 Indenture occurs and is continuing, the trustee for the 2020/22 Indenture or the registered holders of at least 25% in the then aggregate outstanding principal amount of the 6.625% Notes, may declare the acceleration of the amounts due under those notes.
Spectrum Brands recorded $14.1 of fees in connection with the offering of the 6.625% Notes, which were capitalized as debt issuance costs and amortized over the remaining lives of the 6.625% Notes.
Salus
Salus acted as co-lender under some of the asset-based loans that it originated, and such loans were structured to meet the definition of a “participating interest” as defined under ASC 860-10, Transfers and Servicing. Salus is no longer originating new loans. For loans originated with co-lenders that have terms that result in such a co-lender not having a qualifying “participating interest,” Salus recognizes the whole, undivided loan. Salus also reflects a secured borrowing owing to the co-lender representing their share in the undivided whole loan. As of September 30, 2016, Salus had $2.0 of such secured borrowings to unaffiliated co-lenders outstanding related to non-qualifying “participating interests.” As of September 30, 2017, Salus had no secured borrowings to unaffiliated co-lenders outstanding related to non-qualifying “participating interests.”
For additional information related to the reduction in senior secured and subordinated CLO debt, see Note 6, Securitization and Variable Interest Entities.